Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000085498
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Advisor Class
Trading Symbol	AMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[1]
AssetsNet	$ 804,626,900
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 2,646,876
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Material Fund Change [Text Block]
C000085499
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class 1
Trading Symbol	AMTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTOX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTOX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$59	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%	[2]
AssetsNet	$ 804,626,900
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 2,646,876
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Material Fund Change [Text Block]
C000085496
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class A
Trading Symbol	AMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%	[3]
AssetsNet	$ 804,626,900
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 2,646,876
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Material Fund Change [Text Block]
C000085497
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class C
Trading Symbol	ACMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACMTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACMTX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.89%	[4]
AssetsNet	$ 804,626,900
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 2,646,876
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Material Fund Change [Text Block]
C000139941
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class Z
Trading Symbol	AMTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$46	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[5]
AssetsNet	$ 804,626,900
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 2,646,876
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Material Fund Change [Text Block]
C000082623
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Advisor Class
Trading Symbol	ABNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[6]
AssetsNet	$ 834,431,381
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,415,972
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000085359
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class 1
Trading Symbol	ABNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNOX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[7]
AssetsNet	$ 834,431,381
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,415,972
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000085438
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class 2
Trading Symbol	ABNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNTX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
AssetsNet	$ 834,431,381
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,415,972
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000082621
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class A
Trading Symbol	ABNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[9]
AssetsNet	$ 834,431,381
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,415,972
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000082622
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class C
Trading Symbol	ABNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[10]
AssetsNet	$ 834,431,381
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,415,972
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000085437
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class I
Trading Symbol	ANBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANBIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[11]
AssetsNet	$ 834,431,381
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,415,972
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000152483
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class Z
Trading Symbol	ABNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[12]
AssetsNet	$ 834,431,381
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,415,972
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000161781
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Advisor Class
Trading Symbol	ACGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACGYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[13]
AssetsNet	$ 2,281,181,832
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 4,639,775
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,281,181,832
# of Portfolio Holdings	597
Portfolio Turnover Rate	138%
Total Advisory Fees Paid (Net)	$4,639,775

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	51.0%
Mortgage Pass-Throughs	27.5%
Corporates - Investment Grade	17.7%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.9%
Corporates - Non-Investment Grade	4.4%
Asset-Backed Securities	4.1%
Agencies	1.3%
Emerging Markets - Corporate Bonds	1.1%
Others	1.8%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	112.4%
United Kingdom	1.9%
France	1.4%
Spain	1.1%
Italy	0.7%
Brazil	0.5%
Australia	0.5%
Germany	0.4%
Canada	0.4%
Norway	0.3%
South Africa	0.2%
Ireland	0.2%
Dominican Republic	0.2%
Romania	0.2%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.

Material Fund Change Strategies [Text Block]	Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000161779
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class A
Trading Symbol	AKGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AKGAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[14]
AssetsNet	$ 2,281,181,832
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 4,639,775
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,281,181,832
# of Portfolio Holdings	597
Portfolio Turnover Rate	138%
Total Advisory Fees Paid (Net)	$4,639,775

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	51.0%
Mortgage Pass-Throughs	27.5%
Corporates - Investment Grade	17.7%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.9%
Corporates - Non-Investment Grade	4.4%
Asset-Backed Securities	4.1%
Agencies	1.3%
Emerging Markets - Corporate Bonds	1.1%
Others	1.8%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	112.4%
United Kingdom	1.9%
France	1.4%
Spain	1.1%
Italy	0.7%
Brazil	0.5%
Australia	0.5%
Germany	0.4%
Canada	0.4%
Norway	0.3%
South Africa	0.2%
Ireland	0.2%
Dominican Republic	0.2%
Romania	0.2%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.

Material Fund Change Strategies [Text Block]	Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000161780
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class C
Trading Symbol	AKGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AKGCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%	[15]
AssetsNet	$ 2,281,181,832
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 4,639,775
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,281,181,832
# of Portfolio Holdings	597
Portfolio Turnover Rate	138%
Total Advisory Fees Paid (Net)	$4,639,775

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	51.0%
Mortgage Pass-Throughs	27.5%
Corporates - Investment Grade	17.7%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.9%
Corporates - Non-Investment Grade	4.4%
Asset-Backed Securities	4.1%
Agencies	1.3%
Emerging Markets - Corporate Bonds	1.1%
Others	1.8%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	112.4%
United Kingdom	1.9%
France	1.4%
Spain	1.1%
Italy	0.7%
Brazil	0.5%
Australia	0.5%
Germany	0.4%
Canada	0.4%
Norway	0.3%
South Africa	0.2%
Ireland	0.2%
Dominican Republic	0.2%
Romania	0.2%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.

Material Fund Change Strategies [Text Block]	Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000161785
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class Z
Trading Symbol	ACGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACGZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[16]
AssetsNet	$ 2,281,181,832
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 4,639,775
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,281,181,832
# of Portfolio Holdings	597
Portfolio Turnover Rate	138%
Total Advisory Fees Paid (Net)	$4,639,775

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	51.0%
Mortgage Pass-Throughs	27.5%
Corporates - Investment Grade	17.7%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.9%
Corporates - Non-Investment Grade	4.4%
Asset-Backed Securities	4.1%
Agencies	1.3%
Emerging Markets - Corporate Bonds	1.1%
Others	1.8%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	112.4%
United Kingdom	1.9%
France	1.4%
Spain	1.1%
Italy	0.7%
Brazil	0.5%
Australia	0.5%
Germany	0.4%
Canada	0.4%
Norway	0.3%
South Africa	0.2%
Ireland	0.2%
Dominican Republic	0.2%
Romania	0.2%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.

Material Fund Change Strategies [Text Block]	Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000133860
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Advisor Class
Trading Symbol	ATTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATTYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[17]
AssetsNet	$ 1,381,989,316
Holdings Count | Holding	989
Advisory Fees Paid, Amount	$ 2,268,371
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,381,989,316
# of Portfolio Holdings	989
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$2,268,371

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.3%
AA	35.5%
A	23.2%
BBB	12.2%
BB	4.4%
B	0.4%
CCC	0.1%
A-1+	3.2%
Not Rated	16.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Table Summary
California	12.6%
New York	6.8%
Florida	6.2%
Illinois	5.9%
Alabama	5.6%
Texas	5.2%
Wisconsin	4.4%
District of Columbia	4.3%
Colorado	3.5%
Massachusetts	3.1%
Pennsylvania	3.0%
Georgia	3.0%
Ohio	3.0%
New Hampshire	2.9%
Other	33.7%
Other assets less liabilities	-3.2%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000133863
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Class A
Trading Symbol	ATTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATTAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[18]
AssetsNet	$ 1,381,989,316
Holdings Count | Holding	989
Advisory Fees Paid, Amount	$ 2,268,371
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,381,989,316
# of Portfolio Holdings	989
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$2,268,371

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.3%
AA	35.5%
A	23.2%
BBB	12.2%
BB	4.4%
B	0.4%
CCC	0.1%
A-1+	3.2%
Not Rated	16.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Table Summary
California	12.6%
New York	6.8%
Florida	6.2%
Illinois	5.9%
Alabama	5.6%
Texas	5.2%
Wisconsin	4.4%
District of Columbia	4.3%
Colorado	3.5%
Massachusetts	3.1%
Pennsylvania	3.0%
Georgia	3.0%
Ohio	3.0%
New Hampshire	2.9%
Other	33.7%
Other assets less liabilities	-3.2%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000133864
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Class C
Trading Symbol	ATCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATCCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATCCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.62%	[19]
AssetsNet	$ 1,381,989,316
Holdings Count | Holding	989
Advisory Fees Paid, Amount	$ 2,268,371
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,381,989,316
# of Portfolio Holdings	989
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$2,268,371

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.3%
AA	35.5%
A	23.2%
BBB	12.2%
BB	4.4%
B	0.4%
CCC	0.1%
A-1+	3.2%
Not Rated	16.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Table Summary
California	12.6%
New York	6.8%
Florida	6.2%
Illinois	5.9%
Alabama	5.6%
Texas	5.2%
Wisconsin	4.4%
District of Columbia	4.3%
Colorado	3.5%
Massachusetts	3.1%
Pennsylvania	3.0%
Georgia	3.0%
Ohio	3.0%
New Hampshire	2.9%
Other	33.7%
Other assets less liabilities	-3.2%
Total	100.0%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082626
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Advisor Class
Trading Symbol	AUNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[20]
AssetsNet	$ 1,654,017,114
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 3,354,047
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000085360
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class 1
Trading Symbol	AUNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNOX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[21]
AssetsNet	$ 1,654,017,114
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 3,354,047
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000085439
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class 2
Trading Symbol	AUNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNTX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[22]
AssetsNet	$ 1,654,017,114
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 3,354,047
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082624
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class A
Trading Symbol	AUNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[23]
AssetsNet	$ 1,654,017,114
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 3,354,047
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082625
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class C
Trading Symbol	AUNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[24]
AssetsNet	$ 1,654,017,114
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 3,354,047
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]

[1]	Annualized
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[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized